FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value [Abstract]
Other financial assets at fair value through profit or loss	$ 13,267,914	$ 3,201,152
Financial liabilities at fair value [Abstract]
Derivative financial instruments	42,265	0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	60,178,193	72,401,664
2018 Note [Member]
Financial liabilities at fair value [Abstract]
Total	45,208,681	56,729,824
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	49,556,849	61,850,964
Fair Value	45,208,681	56,729,824
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	4,208,552	4,794,383
Other financial assets at fair value through profit or loss	13,267,914	3,201,152
Total	17,476,466	7,995,535
Financial liabilities at fair value [Abstract]
Derivative financial instruments	42,265
Total	42,265
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value	42,265
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	4,208,552	4,794,383
Other financial assets at fair value through profit or loss	13,267,914	3,201,152
Total	17,476,466	7,995,535
Financial liabilities at fair value [Abstract]
Derivative financial instruments	42,265
Total	42,265
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value	42,265
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Other financial assets at fair value through profit or loss	0	0
Total	0	0
Financial liabilities at fair value [Abstract]
Derivative financial instruments	0
Total	0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value	0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Other financial assets at fair value through profit or loss	0	0
Total	0	$ 0
Financial liabilities at fair value [Abstract]
Derivative financial instruments	0
Total	0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value	$ 0